Summary of Significant Accounting Policies - Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant (Details)	Dec. 31, 2025	Dec. 31, 2024
Expected Term (in years) [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	2.38	3.38
Volatility [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	67.57	82.07
Risk-free Interest Rate [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	3.48	4.3
Dividend Yield [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs